As filed with the Securities and Exchange Commission on October 1, 2010

Securities Act File No. 333-166811

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.                  ☒  Post-Effective Amendment No. 1

THE MANAGERS FUNDS

(Exact Name of Registrant as Specified in Charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of Principal Executive Offices)

(800) 299-3500

(Registrant’s Telephone Number, Including Area Code)

David A. Kurzweil

The Managers Funds

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and Address of Agent for Service)

Copy to:

Gregory C. Davis, Esq.

Rajib Chanda, Esq.

Ropes & Gray LLP

One Metro Center

700 12th Street, NW, Suite 900

Washington, DC 20005

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibits 12(a), 12(b), 12(c) and 12(d) to the Registrant’s Registration Statement on Form N-14 (File No. 333-166811), as filed with the Commission on May 13, 2010, as amended June 23, 2010, and as supplemented July 8, 2010.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of The Managers Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 13, 2010, as amended June 23, 2010, and as supplemented July 8, 2010 (File No. 333-166811).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on May 13, 2010, as amended June 23, 2010, and as supplemented July 8, 2010 (File No. 333-166811).

PART C

To the Registration Statement of

The Managers Funds (the “Registrant” or the “Trust”)

OTHER INFORMATION

Item 15.	Indemnification.

Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant’s Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9. Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisors, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Advisor, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee’s duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or proceeding” shall apply to all claims, actions,

suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each Disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each Disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Reference is made to the Distribution Agreement with Managers Distributors, Inc. and any amendments thereto attached as Exhibits 7(a) and 7(b), which is incorporated herein by reference and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 16.	Exhibits.

Exhibit No.	Description

1(a)	Declaration of Trust dated November 23, 1987. (1)

1(b)	Amendment No. 1 to Declaration of Trust dated January 23, 1989. (13)

1(c)	Amendment No. 2 to Declaration of Trust dated April 10, 1991. (13)

1(d)	Amendment No. 3 to Declaration of Trust dated May 12, 1993. (2)

1(e)	Amendment No. 4 to Declaration of Trust dated June 30, 1993. (2)

1(f)	Amendment No. 5 to Declaration of Trust dated December 22, 1993. (13)

1(g)	Amendment No. 6 to Declaration of Trust dated December 8, 1997. (3)

1(h)	Amendment No. 7 to Declaration of Trust dated April 20, 1999. (6)

1(i)	Amendment No. 8 to Declaration of Trust dated March 3, 2000. (5)

1(j)	Amendment No. 9 to Declaration of Trust dated May 1, 2001. (13)

1(k)	Amendment No. 10 to Declaration of Trust dated June 4, 2003. (13)

1(l)	Amendment No. 11 to Declaration of Trust dated July 28, 2003. (13)

1(m)	Amendment No. 12 to Declaration of Trust dated September 12, 2003. (13)

1(n)	Amendment No. 13 to Declaration of Trust dated May 20, 2006. (15)

1(o)	Amendment No. 14 to Declaration of Trust dated June 5, 2006. (15)

1(p)	Amendment No 15 to Declaration of Trust dated as of November 30, 2008. (18)

1(q)	Amendment No 16 to Declaration of Trust dated as of April 30, 2010. (21)

1(r)	Amendment No 17 to Declaration of Trust dated as of May 4, 2010. (21)

2	Amended and Restated By-Laws of the Trust. (18)

3	Not Applicable.

4	Agreement and Plan of Reorganization between Allianz Funds and The Managers Funds is incorporated by reference to Appendix A to the Proxy Statement/Prospectus filed herewith as Part A to this registration statement on Form N-14.

5	Instruments defining the rights of security holders with respect to the Registrant are contained in the Declaration of Trust (with subsequent amendments) and Bylaws that are incorporated by reference hereto.

6(a)	Fund Management Agreement between Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of April 1, 1999. (4)

6(b)	Form of Letter Agreement to the Fund Management Agreement between Registrant and Managers, dated as of April 1, 1999, with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

6(c)	Subadvisory Agreement between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Bond Fund dated December 21, 2000. (6)

6(d)	Subadvisory Agreement between Managers and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated March 23, 2001. (6)

6(e)	Subadvisory Agreement between Managers and Lazard Asset Management LLC with respect to Managers International Equity Fund dated September 15, 2003. (9)

6(f)	Subadvisory Agreement (as amended) between Managers and Essex Investment Management Company, LLC with respect to Managers Essex Large Cap Growth Fund (formerly, Managers Capital Appreciation Fund). (13)

6(g)	Form of Subadvisory Agreement between Managers and Lord, Abbett and Co. LLC with respect to Managers Special Equity Fund. (17)

6(h)	Subadvisory Agreement between Managers and Ranger Investment Management, L.P. with respect to Managers Special Equity Fund. (18)

6(i)	Subadvisory Agreement between Managers and Federated MDTA LLC with respect to Managers Special Equity Fund. (18)

6(j)	Subadvisory Agreement (as amended) between Managers and AllianceBernstein L.P. with respect to Managers International Equity Fund. (13)

6(k)	Subadvisory Agreement between Managers and Martin Currie, Inc. with respect to Managers International Equity Fund. (18)

6(l)	Subadvisory Agreement (as amended) between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Global Bond Fund. (13)

6(m)	Form of Subadvisory Agreement between Managers and Smith Asset Management Group, L.P. with respect to Managers Special Equity Fund. (17)

6(n)	Subadvisory Agreement between Managers and Schroder Investment Management North America Inc. with respect to Managers Emerging Markets Equity Fund. (18)

6(o)	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Capital Appreciation Fund. (21)

6(p)	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Emerging Companies Fund. (21)

6(q)	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Focused Growth Fund. (21)

6(r)	Form of Subadvisory Agreement between Managers and Cadence Capital Management LLC with respect to Managers Cadence Mid-Cap Fund. (21)

7(a)	Form of Distribution Agreement between Managers Distributors, Inc. and The Managers Funds, on behalf of each of its series, dated as of December 5, 2009. (20)

7(b)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and The Managers Funds, dated as of December 5, 2009, with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

8	Not Applicable.

9	Custodian Agreement between the Registrant and The Bank of New York Mellon, dated August 5, 2002. (7)

10(a)	Amended and Restated Plan of Distribution Adopted Pursuant to Rule 12b-1 with respect to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. (21)

10(b)	Amended and Restated Multiple Class Expense Allocation Plan Pursuant to Rule 18f-3. (21)

11	Opinion and Consent of Ropes & Gray LLP as to the legality of the securities being registered with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

12(a)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Capital Appreciation Fund and Managers Cadence Capital Appreciation Fund. (filed herewith)

12(b)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Emerging Companies Fund and Managers Cadence Emerging Companies Fund. (filed herewith)

12(c)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Focused Growth Fund and Managers Cadence Focused Growth Fund. (filed herewith)

12(d)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Mid-Cap Fund and Managers Cadence Mid-Cap Fund. (filed herewith)

13(a)	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers International Equity Fund, Managers Emerging Markets Equity Fund and Managers Global Bond Fund. (18)

13(b)	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Bond Fund. (19)

13(c)	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers AMG Essex Large Cap Growth Fund (formerly Managers Capital Appreciation Fund). (19)

13(d)	Form of Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

13(e)	Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999. (4)

13(f)	Form of Letter Agreement to the Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999 with respect to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Growth Fund and Managers Cadence Mid-Cap Fund. (21)

13(g)	Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.). (10)

13(h)	Form of Amendment to Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2008. (17)

14	Consent of PricewaterhouseCoopers LLP. (22)

15	None.

16	Powers of Attorney. (21)

17(a)	License Agreement Relating to the Use of Name between the Registrant and Managers dated April 1, 1999. (4)

17(b)	Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990. (1)

17(c)	Code of Ethics of Registrant. (18)

17(d)	Code of Ethics of Managers and Managers Distributors, Inc. (15)

17(e)	Code of Ethics of Essex Investment Management Company, LLC. (17)

17(f)	Code of Ethics of Lord, Abbett & Co. LLC. (17)

17(g)	Code of Ethics of Lazard Asset Management LLC. (17)

17(h)	Code of Ethics of Rexiter Capital Management Limited. (18)

17(i)	Code of Ethics of Loomis, Sayles & Company, L.P. (20)

17(j)	Code of Ethics of Ranger Investment Management, L.P. (20)

17(k)	Code of Ethics of AllianceBernstein L.P. (16)

17(l)	Code of Ethics of Federated MDTA LLC. (18)

17(m)	Code of Ethics of Martin Currie, Inc. (18)

17(n)	Code of Ethics of Smith Asset Management Group, L.P.. (16)

17(o)	Code of Ethics of Schroder Investment Management North America Inc. (20)

17(p)	Code of Ethics of Cadence Capital Management LLC. (21)

(1)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 28, 1990).
(2)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 5, 1993).
(3)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 29, 1998).
(4)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 1, 1999).
(5)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-3752 (filed May 1, 2000).
(6)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2001).
(7)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed February 28, 2003).
(8)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed July 30, 2003).
(9)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed December 10, 2003).

(10)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 16, 2005).
(11)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 2, 2005).
(12)	Intentionally omitted.
(13)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2006).
(14)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 1, 2006).
(15)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 30, 2007).
(16)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2007).
(17)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2008).
(18)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2009).
(19)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2009).
(20)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2010).
(21)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-166811 (filed May 13, 2010).
(22)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-14/A, Registration No. 333-166811 (filed June 23, 2010).

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, The Managers Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 1st day of October, 2010.

THE MANAGERS FUNDS

By:	/S/ DONALD S. RUMERY
Donald S. Rumery Treasurer and Chief Financial Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JACK W. ABER* Jack W. Aber	Trustee	October 1, 2010

/s/ WILLIAM E. CHAPMAN, II* William E. Chapman, II	Trustee	October 1, 2010

/s/ NATHANIEL DALTON* Nathaniel Dalton	Trustee	October 1, 2010

/s/ EDWARD J. KAIER* Edward J. Kaier	Trustee	October 1, 2010

/s/ STEVEN J. PAGGIOLI* Steven J. Paggioli	Trustee	October 1, 2010

/s/ ERIC RAKOWSKI* Eric Rakowski	Trustee	October 1, 2010

/s/ THOMAS R. SCHNEEWEIS* Thomas R. Schneeweis	Trustee	October 1, 2010

/s/ JOHN STREUR* John Streur	Trustee and President (Principal Executive Officer)	October 1, 2010

/S/ DONALD S. RUMERY Donald S. Rumery	Treasurer and Chief Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	October 1, 2010

*By:	/S/ DONALD S. RUMERY
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference

Date: October 1, 2010

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Capital Appreciation Fund and Managers Cadence Capital Appreciation Fund.

12(b)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Emerging Companies Fund and Managers Cadence Emerging Companies Fund.

12(c)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Focused Growth Fund and Managers Cadence Focused Growth Fund.

12(d)	Opinion of Ropes & Gray LLP with respect to tax matters relating to the reorganization of Allianz CCM Mid-Cap Fund and Managers Cadence Mid-Cap Fund.